Financial Instruments, Financial Risks and Capital Risks Management - Summary of Sensitivity Analysis in Foreign Currency (Detail) - Currency risk [member] - MYR (RM)	Dec. 31, 2022	Dec. 31, 2021
Singapore Dollar
Disclosure in tabular form of sensitivity analysis of foreign currency against functional currency in respect of foreign currency denominated monetary assets and liabilities [line items]
Foreign currency exchange rate	RM 630	RM 261
United States Dollar
Disclosure in tabular form of sensitivity analysis of foreign currency against functional currency in respect of foreign currency denominated monetary assets and liabilities [line items]
Foreign currency exchange rate	RM (139,136)	RM 71,179